Inventories - Schedule of inventory (Details) $ in Thousands	Mar. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Amount
Materials and supplies | $	$ 6,282	$ 6,449	$ 2,559
Merrill-Crowe process plant | $	5,753	4,810	1,004
Carbon-in-column | $	2,750	299	478
Finished good (doré and off-site carbon) | $	4,165	1,309	412
Total | $	$ 18,950	$ 12,867	$ 4,453
Gold Ounces
Materials and supplies | oz	0	0	0
Merrill-Crowe process plant | oz	3,300	2,587	691
Carbon-in-column | oz	1,703	166	474
Finished good (doré and off-site carbon) | oz	2,489	710	278
Total | oz	7,492	3,463	1,443